INTANGIBLE ASSETS AND GOODWILL - Summary of the Carrying Amounts of Intangible Assets and Goodwill (Details) € in Millions	6 Months Ended
Jul. 01, 2022 EUR (€)
Intangible assets
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance at beginning of period	€ 12,639
Additions	22
Amortisation expense	(50)
Disposals	(1)
Transfers and reclassifications	14
Currency translation adjustments	53
Balance at end of period	12,677
Goodwill
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance at beginning of period	4,623
Additions	0
Amortisation expense	0
Disposals	0
Transfers and reclassifications	(1)
Currency translation adjustments	46
Balance at end of period	€ 4,668